OTHER RESERVES - Schedule of Merger Reserve (Details) - Hedges of net investment in foreign operations - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Merger reserve
At 1 January	£ 7,763	£ 7,763	£ 7,766
Redemption of preference shares (note 39)	(614)	0	(3)
At 31 December	£ 7,149	£ 7,763	£ 7,763